S000055381 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	97 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI USA Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.08%	14.56%	15.00%
MSCI USA Extended ESG Focus Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	24.54%	14.29%	14.96%
iShares ESG Aware MSCI USA ETF
Prospectus [Line Items]
Average Annual Return, Percent		24.33%	14.13%	14.76%
Performance Inception Date				Dec. 01, 2016
iShares ESG Aware MSCI USA ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		23.96%	13.75%	14.34%
iShares ESG Aware MSCI USA ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.64%	11.28%	12.15%

[1]	The MSCI USA Extended ESG Focus Index (Spliced) reflects the performance of the MSCI USA ESG Focus Index through May 31, 2018 and the MSCI USA Extended ESG Focus Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.